Share-based Payment - Significant Terms and Conditions of Stock Option Plan (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Title of grantees	Directors, corporate auditors and executive officers of SMFG and SMBC
Exercise period	Not exceeding 30 years from the date of allocation of stock acquisition rights
Requisite service period	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG
Method of settlement	Common stock of SMFG